Investment Strategy - Vanguard New York Tax-Exempt Bond ETF	Nov. 30, 2024
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]	The Fund employs an indexing approach designed to track the performance of the S&P New York AMT-Free Municipal USD10 Million Par Bond Index (the Index). The Index measures the performance of the investment-grade segment of the New York municipal bond market as determined by the Index provider, S&P Dow Jones Indices LLC. The Index comprises municipal bonds issued in the State of New York and primarily includes municipal bonds from issuers in New York that are New York state or local governments or agencies whose interest payments are exempt from U.S. federal income taxes, including the federal alternative minimum tax (AMT), and New York state income taxes. To be eligible for inclusion in the Index, each bond must have a rating of at least investment-grade, as determined by a nationally recognized statistical rating organization (NRSRO) (e.g., at least BBB– by Fitch Ratings, Inc), and the lowest rating will be used in determining if the bond is investment-grade. Each bond must also be denominated in U.S. dollars, generally must be part of an offering where the original offering amount was at least $75 million, and generally have a minimum par (i.e., currently outstanding face value) amount of $10 million. In addition, to be included in the Index, each bond must have a remaining term to final maturity that is greater than or equal to one calendar month.The Fund invests by sampling the Index, meaning that it holds a range of securities that, in the aggregate, approximates the full Index in terms of key risk factors and other characteristics. All of the Fund’s investments will be selected through the sampling process, and at least 80% of the Fund’s assets will be invested in securities held in the Index. Under normal circumstances, at least 80% of the Fund’s assets will be invested in fixed income securities whose income will be exempt from federal income taxes, including AMT, and New York state income taxes.